Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 25,236	$ 23,960
Accumulated depreciation	(21,684)	(19,472)
Property, Plant and equipment, net	3,552	4,488
Depreciation	2,212	2,208	$ 2,009
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	20,460	19,298
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	1,229	1,190
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 3,547	$ 3,472